Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001959348
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	WK Kellogg Co
Entity Incorporation State Country Code	DE
Entity File Number	001-41755
Entity Tax Identification Number	92-1243173
Entity Address, Address Line One	One Kellogg Square
Entity Address, Address Line Two	P.O. Box 3599
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49016-3599
City Area Code	(269)
Local Phone Number	401-3000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	KLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false